Debt and Capital Lease Obligations - Term Loan (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Term loan	$ 380,000
Base rate
Debt Instrument [Line Items]
Applicable interest rate margin		8.50%
Eurodollar rate
Debt Instrument [Line Items]
Applicable interest rate margin		7.25%
Term loan
Debt Instrument [Line Items]
Principal payments	$ 2,391
Term loan | Base rate
Debt Instrument [Line Items]
Applicable interest rate margin	10.00%
Term loan | Eurodollar rate
Debt Instrument [Line Items]
Applicable interest rate margin	8.54%